FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Impact of cash flow hedging instrument in financial position (Details) - Cash flow hedges - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Foreign currency risk | Forecast Transaction
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Change in fair value used for measuring ineffectiveness for the period	$ 5,587	$ 65
Reserve of cash flow hedges, continuing hedges	5,587	(65)
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	0	0
Interest rate risk | Deposit
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Change in fair value used for measuring ineffectiveness for the period	0	(298)
Reserve of cash flow hedges, continuing hedges	0	281
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	$ 0	$ 0